Regulatory framework (Details)	12 Months Ended
Dec. 31, 2023
S E No. 3232023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Apr. 29, 2023
Energy bill approves	Seasonal reference prices
Effective date	May 1
E N R E No. 3992023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	May 04, 2023
Energy bill approves	Electricity rate schedules
Effective date	May 1
E N R E No. 4232023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	May 31, 2023
Energy bill approves	Electricity rate schedules
Effective date	June 1
S E No. 6122023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jul. 25, 2023
Energy bill approves	Seasonal reference prices
Effective date	August 1
E N R E No. 5742023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Aug. 01, 2023
Energy bill approves	Electricity rate schedules
Effective date	August 1
S E No. 8842023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Oct. 31, 2023
Energy bill approves	Seasonal reference prices
Effective date	November 1
E N R E No. 7842023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Nov. 02, 2023
Energy bill approves	Electricity rate schedules
Effective date	November 1
S E No. 72024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 02, 2024
Energy bill approves	Seasonal reference prices
Effective date	February 1
E N R E No. 1022024 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 15, 2024
Energy bill approves	Electricity rate schedules
Effective date	February 16